STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Outstanding Stock Options
Stock options outstanding at December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	December 31, 2016
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2016	34,832	$12.08
Granted	8,710	11.46
Exercised	(4,753)	8.36
Forfeited	(5,129)	12.96
Expired	(14)	11.06
Outstanding at December 31, 2016 (a)	33,646	$12.31	7.5	$161,423
Options exercisable	11,930	$10.95	5.4	$73,373

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2016	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price	Exercisable at December 31, 2016	Weighted- Average Remaining Contractual Life in Years	Weighted-Average Exercise Price
	(Shares in thousands)
$0.01 to $5.00	925	3.1	$4.11	925	3.1	$4.11
$5.01 to $10.00	1,210	1.7	8.00	1,210	1.7	8.00
$10.01 to $15.00	26,136	7.5	12.09	8,707	5.7	11.53
$15.01 to $20.00	5,375	8.9	15.75	1,088	8.7	15.44
	33,646	7.5	$12.31	11,930	5.4	$10.95

Schedule of Weighted-Average Assumptions
The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2016	2015	2014
Expected volatility	27%	28%	29%
Risk-free interest rate	1.3%	1.3%	1.3%
Expected term	4.8 years	4.1 years	4.2 years
Dividend yield	—%	—%	—%

Schedule of Restricted Stock Units and Performance Stock Units
Unvested RSUs and PSUs outstanding at December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested at January 1, 2016	373	$14.52	—	$—
Granted	229	16.32	330	10.11
Vested	(63)	15.12	—	—
Forfeited	—	—	(165)	10.11
Unvested at December 31, 2016	539	$15.21	165	$10.11

______________________

(a)	This represents the maximum shares issuable.

Schedule of Market-Based Awards
Market-based awards outstanding at December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	Market-based awards
	Number of shares	Weighted Average Grant Date Price
	(Shares in thousands)
Unvested at January 1, 2016	117	$12.00
Granted	1,465	10.60
Vested	(7)	12.00
Forfeited	(39)	12.00
Unvested at December 31, 2016	1,536	$10.66